EVENTS SUBSEQUENT TO THE DATE OF THE FORM 10-Q FILED ON NOVEMBER 5, 2024 (Details Narrative) - Subsequent Event [Member] - Golden Star Acquisition Corporation [Member] - USD ($)	Dec. 17, 2024	Nov. 12, 2024
Subsequent Event [Line Items]
Aggregate principal amount		$ 1,000,000
Third Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount	$ 78,204